Intangible Assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Intangible Assets

8. Intangible assets

	Patents	Computer Software	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2015	1,004	—	1,004
Additions	529	10	539
At December 31, 2016	1,533	10	1,543
Accumulated amortization:
At December 31, 2015	77	—	77
Charge for the year	86	3	89
At December 31, 2016	163	3	166
Cost:
At December 31, 2016	1,533	10	1,543
Additions	582	143	725
At December 31, 2017	2,115	153	2,268
Accumulated amortization:
At December 31, 2016	163	3	166
Charge for the year	139	25	164
At December 31, 2017	302	28	330
Net book value:
At December 31, 2017	1,813	125	1,938
At December 31, 2016	1,370	7	1,377